Other non-current assets	12 Months Ended
Dec. 31, 2024
Miscellaneous non-current assets [abstract]
Other non-current assets	11. Other non-current assets

Joint ventures are undertakings in which the Group has an interest and which are jointly controlled by the Group and one or more other parties. Associates are undertakings where the Group has an investment in which it does not have control or joint control but can exercise significant influence.
Interests in joint ventures and associates are accounted for using the equity method and are stated in the consolidated balance sheet at cost, adjusted for the movement in the Group’s share of their net assets and liabilities. The Group’s share of the profit or loss after tax of joint ventures and associates is included in the
Group’s consolidated profit before taxation.
Where the Group’s share of losses exceeds its interest in the equity-accounted investee, the carrying amount of the investment is reduced to zero and the recognition of further losses is discontinued, except to the extent that the Group has an obligation to make payments on behalf of the investee.

	€ million 2024	€ million 2023
Interest in net assets of joint ventures	80	70
Interest in net assets of associates	14	24
Long-term trade and other receivables(a)	344	394
Other non-current assets(b)	533	423
	971	911
(a)Including indirect tax receivables where we do not have the contractual right to receive payment within 12 months.
(b)Includes direct tax assets, withholding tax assets, interest on tax assets, contingent assets and investment properties.

Movements during 2024 and 2023	€ million 2024	€ million 2023
Joint ventures(a)
1 January	70	65
Additions	–	10
Dividends received/reductions	(245)	(241)
Share of net profit/(loss)	255	235
Currency retranslation	–	1
31 December	80	70
Associates
1 January	24	19
Additions	–	8
Dividend received/reductions	(2)	(5)
Share of net profit/(loss)	–	(4)
Currency retranslation	(8)	6
31 December	14	24
(a)Our principal joint ventures are Unilever FIMA LDA and Gallo Worldwide LDA in Portugal, Binzagr Unilever Distribution in the Middle East, the Pepsi Lipton Tea Partnership in the US and
Pepsi Lipton International Ltd for the rest of the world.
The joint ventures and associates have no contingent liabilities to which the Group is exposed, and the Group has no contingent liabilities in relation to its interests in the joint ventures and associates.
The Group has no outstanding capital commitments to joint ventures.
Outstanding balances with joint ventures and associates are shown in note 23 on page 190.